Other Assets	12 Months Ended
Dec. 31, 2017
Other Assets..
Other Assets.

11.  Other Assets

	December 31,
($ in millions)	2017	2016

Long-term deferred tax assets	$325	$443
Long-term pension assets	504	147
Investments in affiliates	274	204
Company and trust-owned life insurance	160	146
Other	143	164
	$1,406	$1,104

Investments in affiliates primarily includes the company’s 40 percent ownership interest in an entity in South Korea, a 50 percent ownership interest in an entity in Guatemala, a 50 percent ownership interest in an entity in Panama, a 50 percent ownership interest in an entity in Vietnam, and a 50 percent ownership interest in an entity in the U.S.